Stock-Based Compensation (Recognized Stock-Based Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 37.3	$ 53.7	$ 38.7
Stock options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	7.8	20.9	19.3
Restricted stock/restricted stock units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	1.6	2.0	0.9
Darden stock units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	15.9	13.3	12.3
Performance Stock Units, Cash Settled
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	6.5	14.5	2.5
Performance Stock Units, Equity Settled
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	2.7	0.0	0.0
Employee stock purchase plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	1.1	1.3	1.8
Director compensation program/other
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1.7	$ 1.7	$ 1.9